Schedule H, Line 4i - Schedule of Assets (Held at End of Year) 2 (Details) - EBP 221935537 001 [Member]	Dec. 31, 2025 USD ($)
SAGIC DIVERSIFIED BOND I	$ 175,076,803
EBP, Asset Held for Investment	$ 180,425,861